Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment information
Operating (loss)/profit	€ 485	€ (59)	€ 16
Restructuring and associated charges	(391)	(266)	(568)
Impairment of assets, net of impairment reversals	(38)	(55)	(210)
Segment total
Segment information
Operating (loss)/profit	2,003	2,180	2,587
Unallocated items
Segment information
Operating (loss)/profit	1,518	2,239	2,571
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(924)	(940)	(1,033)
Restructuring and associated charges	(502)	(321)	(579)
Gain on defined benefit plan amendment	168
Product portfolio strategy costs	(163)	(583)	(536)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(48)	(220)	(206)
Impairment of assets, net of impairment reversals	(29)	(48)	(173)
Operating model integration	(12)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(6)	(16)	(55)
Divestment of businesses	€ (2)	(39)
Fair value changes of legacy IPR fund		(57)
Other		€ (15)	€ 11